UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.9%
	Shares	Value
CONSUMER DISCRETIONARY — 12.0%
Apollo Group, Cl A *	21,440	$1,123,670
Comcast, Cl A	121,650	3,234,673
Home Depot	25,410	1,127,950
Lowe’s	66,960	1,796,537
Macy’s	70,960	2,390,642
Starbucks	36,890	1,768,138
Viacom, Cl B	48,370	2,275,325

		13,716,935

CONSUMER STAPLES — 5.1%
General Mills	59,600	2,373,868
Hershey	56,720	3,464,457

		5,838,325

ENERGY — 12.7%
Halliburton	60,680	2,231,810
National Oilwell Varco	30,590	2,263,048
Occidental Petroleum	20,680	2,063,243
Schlumberger	21,890	1,645,471
Suncor Energy	73,060	2,520,570
Valero Energy	96,530	2,315,755
Weatherford International *	82,610	1,382,892

		14,422,789

FINANCIALS — 3.2%
Citigroup	60,170	1,848,423
Wells Fargo	61,320	1,791,157

		3,639,580

HEALTH CARE — 12.9%
Bristol-Myers Squibb	69,320	2,234,877
Celgene *	75,410	5,482,307
Thermo Fisher Scientific *	38,020	2,011,258
Vertex Pharmaceuticals *	65,390	2,416,161
Warner Chilcott, Cl A *	155,120	2,616,874

		14,761,477

INDUSTRIALS — 14.0%
Danaher	50,030	2,627,076
Dover	24,230	1,536,424
General Electric	117,420	2,196,928
Precision Castparts	11,480	1,879,046
Stanley Black & Decker	28,450	1,996,621
Tyco International	57,080	2,908,226
United Technologies	35,910	2,813,549

		15,957,870

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2012 (Unaudited)

	Shares	Value
INFORMATION TECHNOLOGY — 32.5%
Apple *	15,735	$7,182,713
Broadcom, Cl A	50,260	1,725,928
Check Point Software Technologies *	31,550	1,775,949
Cisco Systems	145,810	2,862,250
Citrix Systems *	27,280	1,778,929
Cognizant Technology Solutions, Cl A *	23,835	1,710,161
EMC *	123,680	3,185,997
Google, Cl A *	7,595	4,405,935
International Business Machines	11,160	2,149,416
Mastercard, Cl A	6,125	2,177,867
Microsoft	97,660	2,883,900
Oracle	100,740	2,840,868
QUALCOMM	39,620	2,330,449

		37,010,362

MATERIALS — 3.5%
Dow Chemical	60,940	2,042,099
Newmont Mining	32,370	1,990,108

		4,032,207

TOTAL COMMON STOCK (Cost $99,741,253)		109,379,545

SHORT-TERM INVESTMENT (A) — 3.1%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.010% (Cost $3,572,202)	3,572,202	3,572,202

TOTAL INVESTMENTS — 99.0% (Cost $103,313,455)†		$112,951,747

Percentages are based on Net Assets of $114,060,496.

*	Non-income producing security.

(A)	The reporting rate is the 7-day effective yield as of January 31, 2012.

Cl — Class

As of January 31, 2012, all of the Fund’s investments are Level 1.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $103,313,455, and the unrealized appreciation and depreciation were $12,187,651 and $(2,549,359), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

WCM-QH-001-0200

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie
President

Date: March     , 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie
President

Date: March     , 2012

By	/S/ MICHAEL LAWSON
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: March     , 2012